Consolidated Statement of Cash Flows - USD ($)	5 Months Ended	10 Months Ended	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2021	Dec. 31, 2021
Cash Flows from Operating Activities:
Net loss		$ (53,643,615)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation		4,971
Share-based payment		13,903,909
Net periodic pension benefit cost for the qualified pension plan		71,685
Other non-cash items		3,635
Changes in operating assets and liabilities:
Other receivables		(148,774)
Prepaid expenses		(1,449,096)
Trade and other payables		1,569,290
Accrued expenses and other current liabilities, excl. capital tax		4,512,801
Net cash flow used in operating activities		(35,175,194)
Cash Flows from Investing Activities:
Purchase of property and equipment		(50,710)
Net cash flow used in investing activities		(50,710)
Cash Flows from Financing Activities:
Issuance of Common Shares at incorporation		106,507
Issuance of Series A Preferred Shares, net		28,159,181
Grants of additional Shares under ESPP		3,390
Proceeds from short-term loans		15,000,000
Treasury Shares repurchase		(6,202)
Net cash flow provided by financing activities		43,262,876
Effect of movements in exchange rates on cash held		1,873
Net Change in Cash		8,038,845
Cash – Beginning
Cash – Ending		8,038,845	$ 8,038,845
Helix Acquisition Corp.[Member]
Cash Flows from Operating Activities:
Net loss	$ (90,838)		(4,542,654)
Adjustments to reconcile net loss to net cash used in operating activities:
Interest earned on investments held in Trust Account	(14,917)		(27,691)
Payment of formation costs through issuance of Class B ordinary shares	5,000
Changes in operating assets and liabilities:
Prepaid expenses	(283,057)		156,141
Accrued expenses	67,120		3,803,133
Net cash flow used in operating activities	(316,692)		(611,071)
Cash Flows from Investing Activities:
Investment of cash into Trust Account	(115,000,000)
Net cash flow used in investing activities	(115,000,000)
Cash Flows from Financing Activities:
Proceeds from sale of Class A ordinary shares, net of underwriting discounts paid	112,700,000
Proceeds from sale of Private Placement Shares	4,300,000
Repayment of promissory note – related party			(58,063)
Payment of offering costs	(347,384)
Net cash flow provided by financing activities	116,652,616		(58,063)
Net Change in Cash	1,335,924		(669,134)
Cash – Beginning			1,335,924
Cash – Ending	1,335,924	666,790	666,790
Non-cash investing and financing activities:
Offering costs paid by Sponsor included in accrued offering costs	20,000
Offering costs paid through promissory note	58,063
Deferred underwriting fee payable	4,025,000
Accretion of Class A ordinary shares to redemption amount	$ (6,750,445)